RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investee [Member]
Related Party Transaction [Abstract]
Services provided by	[1]	$ 73,108	$ 57,176	$ 11,327
Services provided to	[1]	15,318	32,362	8,624
Related Party Balances [Abstract]
Amounts due from related parties		475,211	406,235
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries		273,078	254,704
Related Party [Member]
Related Party Balances [Abstract]
Amounts due from related parties		475,211	418,430
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries		273,149	255,896
Affiliate [Member]
Related Party Transaction [Abstract]
Donations made to affiliate	[2]	$ 7,783	$ 0	$ 0

[1]	In October 2023, the Company deconsolidated a subsidiary. The Company retained significant influence and the retained investment is accounted for using the equity method. Accordingly, the investee continues to be considered as a related party of the Company. Gain on deconsolidation is not material to the consolidated financial statements.
[2]	Forrest Li was elected as President of the association in 2025. Accordingly, the association is considered as a related party of the Company.